LONG-TERM INVESTMENT- Additional Information (Details)		1 Months Ended				12 Months Ended
	Oct. 28, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2025 USD ($)	Jun. 26, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jul. 31, 2017 CNY (¥)
Equity method investment
Total long-term investment | $						$ 3,359,786							$ 11,495,293
Loss on disposal of Long term investment | $						(101,354)
Total consideration | $						$ 4,038,588							$ 12,159,595
Jiuquan Qiming Biotechnology Co., Ltd
Equity method investment
Ownership interest sold (in percent)				40.00%	40.00%
Proceeds from sale of ownership interest				$ 470,931	¥ 3,300,000
Ownership interest acquired (in percent)																40.00%
Loss on disposal of Long term investment				$ (101,354)	¥ (721,410)
Total consideration | ¥																¥ 3,300,000
Payments to acquire investments							$ 64,165	¥ 441,250	$ 253,596	¥ 1,658,750	$ 176,121	¥ 1,200,000
Caihou Capital (Shenzhen) Group Co., Ltd
Equity method investment
Ownership interest acquired (in percent)			25.00%			25.00%									25.00%
Total consideration | ¥			¥ 25,000,000												¥ 25,000,000
Payments to acquire investments	¥ 15,000,000	$ 1,402,584	¥ 10,000,000
YX Management Company Limited | Fanhua Insurance Surveyors & Loss Adjusters Co. Ltd
Equity method investment
Ownership interest acquired (in percent)														44.6715%
Total long-term investment | ¥														¥ 61,200,000